As filed with the Securities and Exchange Commission on 11/12/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
1701 Towanda Ave.
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

COUNTRY VP Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY VP Growth Fund

		Shares	Value

COMMON STOCK	93.36%
Consumer Discretionary	10.56%
Dollar General Corporation		4,900	$ 98,735
Gentex Corporation		4,600	161,598
The Home Depot, Inc.		2,900	113,680
Jones Apparel Group, Inc.		3,600	128,880
Kohl's Corporation *		2,300	110,837
Newell Rubbermaid Inc.		5,200	104,208
Target Corporation		2,400	108,600
Time Warner Inc. *		4,100	66,174
The TJX Companies, Inc.		4,400	96,976
Tribune Company		3,400	139,910
			1,129,598

Consumer Staples	12.28%
Altria Group, Inc.		3,000	141,120
The Coca-Cola Company		3,200	128,160
CVS Corporation		3,400	143,242
Kimberly-Clark Corporation		3,200	206,688
The Procter & Gamble Company		3,700	200,244
Sara Lee Corporation		4,700	107,442
Sysco Corporation		3,100	92,752
Unilever NV - NYS		1,500	86,700
Wal-Mart Stores, Inc.		3,900	207,480
			1,313,828

Energy	10.34%
Apache Corporation		4,000	200,440
ChevronTexaco Corporation		2,800	150,192
ConocoPhillips		1,700	140,845
Diamond Offshore Drilling, Inc.		3,500	115,465
Exxon Mobil Corporation		4,200	202,986
Halliburton Company		5,000	168,450
Schlumberger Limited (1)		1,900	127,889
			1,106,267

Finance	15.87%
ACE Limited (1)		2,700	108,162
The Allstate Corporation		3,400	163,166
American Express Company		2,600	133,796
American International Group, Inc.		2,700	183,573
The Bank of New York Company, Inc.		3,300	96,261
Citigroup Inc.		4,300	189,716
Fannie Mae		1,800	114,120
H&R Block, Inc.		2,300	113,666
JPMorgan Chase & Co.		3,960	157,331
MBNA Corporation		4,100	103,320
Washington Mutual, Inc.		3,700	144,596
Wells Fargo & Company		3,200	190,816
			1,698,523

Health	12.69%
Abbott Laboratories		3,650	154,614
Baxter International Inc.		3,900	125,424
Boston Scientific Corporation *		3,000	119,190
Bristol-Myers Squibb Company		4,000	94,680
Johnson & Johnson		2,900	163,357
McKesson Corporation		3,600	92,340
Medco Health Solutions, Inc. *		3,500	108,150
Medtronic, Inc.		1,200	62,280
Merck & Co. Inc.		2,200	72,600
Pfizer Inc.		7,600	232,560
Quest Diagnostics Incorporated		1,500	132,330
			1,357,525

Industrial	11.35%
American Power Conversion Corporation		6,300	109,557
CANON INC. - ADR		2,400	113,184
Caterpillar Inc.		1,950	156,877
Emerson Electric Co.		1,600	99,024
FedEx Corp.		1,500	128,535
General Electric Company		9,700	325,726
Masco Corporation		4,000	138,120
Rockwell Automation, Inc.		3,700	143,190
			1,214,213

Materials	2.93%
Alcoa Inc.		3,900	131,001
Newmont Mining Corporation		4,000	182,120
			313,121

Technology	11.51%
Analog Devices, Inc.		2,100	81,438
Cisco Systems, Inc.*		6,500	117,650
Hewlett-Packard Company		5,300	99,375
Intel Corporation		6,200	124,372
International Business Machines Corporation		1,300	111,462
International Rectifier Corporation *		2,775	95,183
Microsoft Corporation		9,100	251,615
Nokia Oyj - ADR		8,700	119,364
SanDisk Corporation *		4,500	131,040
SunGard Data Systems Inc.*		4,200	99,834
			1,231,333

Telecommunications	3.41%
ALLTEL Corporation		2,400	131,784
UTStarcom, Inc. *		5,200	83,772
Verizon Communications Inc.		3,800	149,644
			365,200

Utilities	2.42%
Duke Energy Corporation		3,300	75,537
Nicor Inc.		2,500	91,750
Progress Energy, Inc.		2,200	93,148
			260,435

TOTAL COMMON STOCK
(cost $9,523,115)			9,990,043

		Principal
		Amount
COMMERCIAL PAPER	2.01%
LaSalle Bank Corporation
1.580%, 10/04/04		$ 215,000	214,972

TOTAL COMMERCIAL PAPER			214,972
(cost $214,972)

		Shares
MONEY MARKET FUNDS	4.61%
Federated Prime Obligations Fund - Institutional Shares		60,303	60,303
Janus Money Market Fund - Institutional Shares		432,937	432,937

TOTAL MONEY MARKET FUNDS
(cost $493,240)			493,240

TOTAL INVESTMENTS	99.98%
(cost $10,231,327)			10,698,255

OTHER ASSETS LESS LIABILITIES	0.02%		2,603
NET ASSETS	100.00%		$ 10,700,858

* Non-income producing.

(1) Foreign Security.

NYS - New York Shares.

ADR - American Depositary Receipt.

COUNTRY VP Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY VP Balanced Fund

		Shares	Value

COMMON STOCK	60.75%
Consumer Discretionary	5.75%
Dollar General Corporation		1,700	$ 34,255
Gentex Corporation		2,400	84,312
The Home Depot, Inc.		2,600	101,920
Jones Apparel Group, Inc.		2,300	82,340
Kohl's Corporation *		1,300	62,647
Newell Rubbermaid Inc.		2,600	52,104
Target Corporation		1,900	85,975
The TJX Companies, Inc.		1,200	26,448
Tribune Company		1,700	69,955
			599,956

Consumer Staples	6.79%
Altria Group, Inc.		1,500	70,560
The Coca-Cola Company		2,100	84,105
CVS Corporation		2,300	96,899
Kimberly-Clark Corporation		1,900	122,721
The Procter & Gamble Company		2,200	119,064
Sara Lee Corporation		2,700	61,722
Sysco Corporation		1,700	50,864
Wal-Mart Stores, Inc.		1,900	101,080
			707,015

Energy	5.86%
Apache Corporation		2,400	120,264
ConocoPhillips		1,300	107,705
Diamond Offshore Drilling, Inc.		2,300	75,877
Exxon Mobil Corporation		2,500	120,825
Halliburton Company		4,300	144,867
Schlumberger Limited (1)		600	40,386
			609,924

Finance	12.11%
ACE Limited (1)		1,900	76,114
The Allstate Corporation		2,100	100,779
American Express Company		1,600	82,336
American International Group, Inc.		1,900	129,181
Bank of America Corporation		2,400	103,992
The Bank of New York Company, Inc.		3,000	87,510
Citigroup Inc.		2,900	127,948
Fannie Mae		1,600	101,440
H&R Block, Inc.		1,400	69,188
JP Morgan Chase & Co.		1,980	78,665
MBNA Corporation		3,400	85,680
Washington Mutual, Inc.		2,100	82,068
Wells Fargo & Company		2,300	137,149
			1,262,050

Health	8.76%
Abbott Laboratories		2,500	105,900
Baxter International Inc.		2,000	64,320
Boston Scientific Corporation *		1,500	59,595
Bristol-Myers Squibb Company		2,700	63,909
Johnson & Johnson		2,100	118,293
McKesson Corporation		2,200	56,430
Medco Health Solutions, Inc. *		2,900	89,610
Medtronic, Inc.		1,200	62,280
Merck & Co. Inc.		2,100	69,300
Pfizer Inc.		4,100	125,460
Quest Diagnostics Incorporated		1,100	97,042
			912,139

Industrial	7.23%
American Power Conversion Corporation		3,600	62,604
CANON INC. - ADR		1,600	75,456
Caterpillar Inc.		1,000	80,450
Emerson Electric Co.		1,300	80,457
FedEx Corp.		900	77,121
General Electric Company		6,100	204,838
Masco Corporation		2,400	82,872
Rockwell Automation, Inc.		2,300	89,010
			752,808

Materials	2.08%
Alcoa Inc.		3,200	107,488
Newmont Mining Corporation		2,400	109,272
			216,760

Technology	7.66%
Cisco Systems, Inc. *		5,500	99,550
Hewlett-Packard Company		2,800	52,500
Intel Corporation		4,200	84,252
International Business Machines Corporation		1,100	94,314
International Rectifier Corporation *		1,900	65,170
Microsoft Corporation		6,200	171,430
Nokia Oyj - ADR		5,400	74,088
SanDisk Corporation *		2,700	78,624
SunGard Data Systems Inc.*		3,300	78,441
			798,369

Telecommunications	2.24%
ALLTEL Corporation		1,900	104,329
UTStarcom, Inc. *		3,100	49,941
Verizon Communications Inc.		2,000	78,760
			233,030

Utilities	2.27%
Duke Energy Corporation		4,600	105,294
Nicor Inc.		1,600	58,720
Progress Energy, Inc.		1,700	71,978
			235,992

TOTAL COMMON STOCK
(cost $6,071,694)			6,328,043

		Principal
		Amount

BONDS AND NOTES	34.83%
Asset Backed	2.58%
Citibank Credit Card Issuance Trust
4.150%, 07/07/17		$ 50,000	47,775
Consumers Funding LLC
3.800%, 04/20/08		70,492	71,116
Fleet Credit Card Master Trust II
2.400%, 07/15/08		150,000	149,577
			268,468

Consumer Staples
Wal-Mart Stores, Inc.	0.48%
4.125%, 02/15/11		50,000	50,074

Finance	3.85%
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $49,894, Acquired 05/18/04) (4)		50,000	51,176
General Electric Capital Corporation:
4.250%, 12/01/10		100,000	100,377
3.000%, 06/27/18 (3)		50,000	45,817
Household Finance Corporation
4.125%, 12/15/08		100,000	101,140
Toyota Motor Credit Corporation
4.350%, 12/15/10		100,000	102,287
			400,797

Mortgage Backed	13.22%
Federal Home Loan Mortgage Corp.:
6.500%, 03/01/15		96,692	102,388
4.000%, 11/15/18		200,000	183,052
7.000%, 07/25/32		85,392	90,372
Federal National Mortgage Association:
5.000%, 02/01/14		88,602	91,679
5.500%, 02/01/33		97,056	98,620
6.500%, 02/25/44		82,367	88,170
6.500%, 05/25/44		72,494	77,645
Government National Mortgage Association:
4.500%, 05/20/14		87,900	86,419
6.000%, 02/15/32		79,102	82,140
7.000%, 07/15/32		111,257	118,670
JP Morgan Chase Commerical Mortgage
5.050%, 12/12/34		100,000	103,189
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		48,433	50,734
Wachovia Bank Commercial Mortgage Trust:
4.445%, 11/15/35		125,000	125,973
5.412%, 08/15/41		75,000	78,244
			1,377,295

U.S. Government Agencies	5.60%
Federal Home Loan Bank:
1.600%, 04/05/07 (3)		50,000	49,641
3.000%, 03/30/11 (3)		50,000	49,936
4.000%, 07/02/15 (3)		150,000	145,914
4.000%, 06/26/18 (3)		50,000	47,877
4.250%, 07/17/18 (3)		50,000	47,638
4.250%, 07/23/18 (3)		75,000	71,443
Federal Home Loan Mortgage Corp.
4.500%, 01/15/14		75,000	74,629
New Valley Generation IV
4.687%, 01/15/22		97,478	96,093
			583,171

U.S. Government Obligations	9.10%
U.S. Treasury Bond:
4.250%, 11/15/13		50,000	50,645
7.500%, 11/15/16		50,000	64,256
U.S. Treasury Note:
6.875%, 05/15/06		100,000	107,016
3.125%, 05/15/07		50,000	50,422
2.750%, 08/15/07		50,000	49,863
2.625%, 05/15/08		50,000	49,268
3.375%, 11/15/08		300,000	302,121
3.875%, 05/15/09		100,000	102,430
3.375%, 01/15/12 (2)		53,412	60,520
3.000%, 07/15/12 (2)		52,748	58,408
1.875%, 07/15/13 (2)		51,638	52,515
			947,464

TOTAL BONDS AND NOTES
(cost $3,595,269)			3,627,269

		Shares
MONEY MARKET FUNDS	4.15%
Federated Prime Obligations Fund - Institutional Shares		134,694	134,694
Janus Money Market Fund - Institutional Shares		297,746	297,746

TOTAL MONEY MARKET FUNDS
(cost $432,440)			432,440

TOTAL INVESTMENTS	99.73%
(cost $10,099,403)			10,387,752

OTHER ASSETS LESS LIABILITIES	0.27%		27,690

NET ASSETS	100.00%		$ 10,415,442

* Non-income producing.

(1) Foreign Security.

(2) United States Treasury Inflation Index Note.

(3) Variable rate security. The rate shown is in effect on September 30, 2004.

(4) Restricted under Rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt.

COUNTRY VP Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY VP Short-Term Bond Fund

		Principal
		Amount	Value

BONDS AND NOTES	85.55%
Asset Backed	13.73%
Americredit Automobile Receivables Trust
4.610%, 01/12/09		$ 100,000	$ 101,740
Bank One Issuance Trust
1.790%, 10/15/07 (2)		500,000	500,101
Capital Auto Receivables Asset Trust
2.920%, 04/15/08		375,000	376,412
Citibank Credit Card Issuance Trust
2.700%, 01/15/08		100,000	100,079
Consumers Funding, LLC
3.800%, 04/20/08		253,771	256,019
Fleet Credit Card Master Trust II
2.400%, 07/15/08		350,000	349,013
Ford Credit Auto Owner Trust
3.130%, 11/15/06		375,000	377,081
			2,060,445

Corporate Bonds	11.86%
Baltimore Gas and Electric Company
6.730%, 06/12/12		100,000	111,794
General Electric Capital Corporation
3.500%, 08/15/07		300,000	301,321
General Motors Acceptance Corporation
5.625%, 05/15/09		100,000	101,942
Marshall & Ilsley Bank
2.900%, 08/18/09		272,727	269,024
National Rural Utilities Cooperative Finance Corporation
3.000%, 02/15/06		300,000	301,093
Nationwide Life Global Fund
2.750%, 05/15/07 (Cost $299,403, Acquired 02/20/04) (1)		300,000	295,698
Rowan Companies, Inc.
5.880%, 03/15/12		187,000	201,687
US Central Credit Union
2.700%, 09/30/09		200,000	195,500
			1,778,059

Mortgage Backed	35.72%
Federal Home Loan Mortgage Corp.:
2.478%, 05/15/10		300,000	293,998
6.000%, 11/15/11		619,211	635,375
4.500%, 05/01/13		402,017	406,468
6.500%, 03/01/15		241,730	255,971
7.000%, 07/25/32		192,131	203,337
Federal National Mortgage Association:
5.000%, 01/01/11		227,535	232,385
6.000%, 05/01/13		477,826	502,293
4.500%, 06/01/13		305,394	308,726
5.000%, 06/01/13		324,938	336,222
4.000%, 11/01/13		286,918	285,453
5.000%, 02/01/14		177,204	183,358
6.500%, 02/25/44		164,733	176,340
6.500%, 05/25/44		169,153	181,172
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/40		379,026	378,117
Government National Mortgage Association
4.104%, 03/16/18		373,458	377,402
Nomura Asset Acceptance Corporation
6.500%, 10/25/34		145,300	152,201
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/36		293,070	293,697
Structured Asset Securities Corporation
5.540%, 11/25/32		150,000	151,972
			5,354,487

U.S. Government Agencies	13.63%
Federal Home Loan Bank:
1.600%, 04/05/07 (2)		200,000	198,563
3.375%, 07/21/08		500,000	497,239
4.250%, 05/04/09		150,000	150,739
3.000%, 03/30/11 (2)		200,000	199,743
3.500%, 01/30/14 (2)		200,000	200,250
4.000%, 02/27/14 (2)		200,000	200,888
Federal Home Loan Mortgage Corp.
2.375%, 02/15/07		250,000	246,709
Federal National Mortgage Association
3.125%, 07/15/06		150,000	151,085
Overseas Private Investment
2.410%, 06/15/09		200,000	197,832
			2,043,048

U.S. Government Obligations	10.61%
U.S. Treasury Note
1.625%, 10/31/05		1,600,000	1,590,000
			1,590,000

TOTAL BONDS AND NOTES
(cost $12,845,991)			12,826,039

COMMERCIAL PAPER	7.20%
Coca Cola Enterprises
1.760%, 10/22/04		150,000	149,846
General Electric Capital Corporation
1.680%, 10/15/04		405,000	404,735
Prudential Funding Corporation
1.700%, 10/20/04		525,000	524,529
TOTAL COMMERCIAL PAPER			1,079,110
(cost $1,079,110)

		Shares
MONEY MARKET FUNDS	6.89%
Federated Prime Obligations Fund - Institutional Shares		405,832	405,832
Janus Institutional Money Market Fund - Institutional Shares		627,504	627,504

TOTAL MONEY MARKET FUNDS			1,033,336
(cost $1,033,336)

TOTAL INVESTMENTS	99.64%
(cost $14,958,437)			14,938,485

OTHER ASSETS LESS LIABILITIES	0.36%		53,545

NET ASSETS	100.00%		$ 14,992,030

(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable rate security. The rate shown is in effect on September 30, 2004.

COUNTRY VP Mutual Funds - Schedule of Investments September 30, 2004 (unaudited)

COUNTRY VP Bond Fund

		Principal
		Amount	Value

BONDS AND NOTES	89.82%
Asset Backed	3.57%
Citibank Credit Card Issuance Trust
4.150%, 07/17/17		$ 75,000	$ 71,663
Consumers Funding, LLC
3.800%, 04/20/08		239,673	241,796
Fleet Credit Card Master Trust II
2.400%, 07/15/08		150,000	149,577
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/11		80,000	80,657
			543,693

Corporate Bonds	9.44%
American Honda Finance Corporation
4.500%, 05/26/09 (Cost $99,787, Acquired 05/18/04) (2)		100,000	102,352
Baltimore Gas and Electric Company
6.730%, 06/12/12		100,000	111,794
General Electric Capital Corporation:
4.250%, 12/01/10		200,000	200,755
3.000%, 06/27/18 (3)		150,000	137,451
Household Finance Corporation
4.125%, 12/15/08		200,000	202,280
Ingersoll-Rand Company
6.230%, 11/19/27		150,000	168,917
Merck & Co. Inc.
5.760%, 05/03/37		75,000	84,022
Toyota Motor Credit Corporation
4.350%, 12/15/10		200,000	204,573
Wal-Mart Stores, Inc.
4.125%, 02/15/11		225,000	225,331
			1,437,475

Mortgage Backed	29.66%
Federal Home Loan Mortgage Corp.:
6.500%, 03/01/15		241,730	255,971
4.000%, 11/15/18		500,000	457,629
Federal National Mortgage Association:
5.000%, 02/01/14		265,806	275,037
5.500%, 02/01/33		174,700	177,516
6.500%, 02/25/44		164,733	176,340
6.500%, 05/25/44		169,153	181,172
GMAC Commerical Mortgage Securities Inc.
3.400%, 04/10/40		252,684	252,078
Government National Mortgage Association:
4.500%, 05/20/14		219,750	216,048
4.104%, 03/16/18		199,178	201,281
6.000%, 12/15/31		158,651	164,836
6.000%, 02/15/32		237,306	246,420
7.000%, 07/15/32		222,514	237,341
5.000%, 07/15/33		541,552	540,211
JP Morgan Chase Commercial Mortgage
5.050%, 12/12/34		300,000	309,566
Nomura Asset Acceptance Corporation:
6.500%, 03/25/34		83,015	87,736
6.500%, 10/25/34		145,300	152,202
Vendee Mortgage Trust
5.750%, 11/15/32		50,000	53,061
Wachovia Bank Commerical Mortgage Trust:
4.445%, 11/15/35		450,000	453,501
5.412%, 08/15/41		75,000	78,244
			4,516,190

U.S. Government Agencies	10.22%
Federal Home Loan Bank:
3.500%, 01/30/14 (3)		100,000	100,125
4.000%, 07/02/15 (3)		500,000	486,380
4.000%, 03/30/16 (3)		50,000	49,360
4.250%, 06/19/18 (3)		100,000	97,145
4.000%, 06/26/18 (3)		175,000	167,568
4.000%, 07/09/18 (3)		100,000	94,939
4.250%, 07/17/18 (3)		120,000	114,332
Federal Home Loan Mortgage Corp.
4.500%, 01/15/14		250,000	248,764
Federal National Mortgage Association
3.125%, 07/15/06		100,000	100,723
New Valley Generation IV
4.687%, 01/15/22		97,478	96,093
			1,555,429

U.S. Government Obligations	36.93%
U.S. Treasury Bond:
4.250%, 11/15/13		300,000	303,867
7.500%, 11/15/16		200,000	257,023
U.S. Treasury Note:
3.375%, 11/15/08		4,250,000	4,280,048
3.875%, 05/15/09		50,000	51,215
3.000%, 07/15/12 (1)		421,980	467,261
1.875%, 07/15/13 (1)		103,276	105,031
2.000%, 01/15/14 (1)		153,983	157,670
			5,622,115

TOTAL BONDS AND NOTES
(cost $13,568,184)			13,674,902

COMMERCIAL PAPER	6.60%
Household Finance Corporation
1.770%, 10/26/04		505,000	504,379
Toyota Motor Credit Corporation
1.770%, 10/22/04		500,000	499,484

TOTAL COMMERCIAL PAPER
(cost $1,003,863)			1,003,863

		Shares
MONEY MARKET FUNDS	2.85%
Federated Prime Obligations Fund - Institutional Shares		26,165	26,165
Janus Institutional Money Market Fund - Institutional Shares		407,826	407,826
TOTAL MONEY MARKET FUNDS
(cost $433,991)			433,991

TOTAL INVESTMENTS	99.27%
(cost $15,006,038)			15,112,756

OTHER ASSETS LESS LIABILITIES	0.73%		111,580

NET ASSETS	100.00%		$ 15,224,336

(1) United States Treasury Inflation Index Note.
(2) Restricted under Rule 144A of the Securities Act of 1933.
(3) Variable rate security. The rate shown is in effect on September 30, 2004.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title)_ /s/ Philip T. Nelson
Philip T. Nelson, President

Date  November 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date  November 11, 2004

By (Signature and Title) _ /s/ William J. Hanfland
William J. Hanfland, Treasurer

Date  November 11, 2004

4